CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Current assets
Cash and cash equivalents	¥ 256,763	$ 36,882	¥ 778,006
Restricted cash, current portion	349,540	50,208
Inventories	13,311	1,912	9,659
Prepaid expenses and other current assets	117,148	16,827	128,638
Loan receivable	191,230	27,468
Total current assets	927,992	133,297	916,303
Non-current assets
Restricted cash, non-current portion	36,727	5,276	40,971
Operating lease right-of-use assets	1,045,941	150,240
Property, plant and equipment, net	298,719	42,908	248,801
Intangible assets	264,540	37,999	218,978
Goodwill	2,055,922	295,315	1,243,817
Deferred tax assets	2,199	316	3,456
Rental deposit	75,015	10,775	64,693
TOTAL ASSETS	4,707,055	676,126	2,737,019
Current liabilities
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIE without recourse to the Group of RMB411,196 and RMB930,674 as of December 31, 2018 and 2019, respectively)	983,715	141,302	436,123
Income tax payable of the consolidated VIE without recourse to the Group	21,248	3,052	15,755
Deferred revenue, current portion (including deferred revenue, current portion of the consolidated VIE without recourse to the Group of RMB862,043 and RMB1,195,723 as of December 31, 2018 and 2019, respectively)	1,205,609	173,175	876,861
Operating lease liabilities, current portion (including operating lease liabilities, current portion of the consolidated VIE without recourse to the Group of RMB nil and RMB275,893 as of December 31, 2018 and 2019, respectively)	276,877	39,771
Amounts due to related parties (including amounts due to related parties of the consolidated VIE without recourse to the Group of RMB3,199 and RMB254 as of December 31, 2018 and 2019, respectively)	1,451	208	54,493
Bank borrowings of the consolidated VIE without recourse to the Group	318,600	45,764	106,600
Loans payable to third parties (including loans payable to third parties of the consolidated VIE without recourse to the Group of RMB79,500 and RMB292,952 as of December 31, 2018 and 2019, respectively)	413,838	59,444	79,500
Promissory notes, current portion (including promissory notes, current portion of the consolidated VIE without recourse to the group of RMB190,000 and RMB nil as of December 31, 2018 and 2019, respectively)	87,023	12,500	361,888
Total current liabilities	3,308,361	475,216	1,931,220
Non-current liabilities
Deferred revenue, non-current portion of the consolidated VIE without recourse to the Group	101,372	14,561	121,191
Deferred tax liabilities of the consolidated VIE without recourse to the Group	81,969	11,774	71,031
Franchise deposits of the consolidated VIE without recourse to the Group	2,533	364	1,763
Operating lease liabilities, non-current portion of the consolidated VIE without recourse to the Group	693,505	99,616
Promissory note, non-current portion (including promissory note, non-current portion of the consolidated VIE without recourse to the Group of RMB nil and RMB nil as of December 31, 2018 and 2019, respectively)	87,022	12,500
Derivative liabilities (including derivative liabilities of the consolidated VIE without recourse to the Group of RMB nil and RMB nil as of December 31, 2018 and 2019, respectively)	172,235	24,740	63,942
TOTAL LIABILITIES	4,446,997	638,771	2,189,147
Commitments and Contingencies (Note 22)
SHAREHOLDERS’ EQUITY
Ordinary shares (par value of USD0.00005 per share; 1,000,000,000 and 1,000,000,000 shares authorized, 188,627,228 and 188,627,228 shares issued and 165,038,164 and 174,025,810 shares outstanding as of December 31, 2018 and 2019, respectively)	62	9	62
Additional paid-in capital	2,175,652	312,513	1,944,325
Statutory reserve	7,979	1,146	4,595
Accumulated other comprehensive income	68,707	9,869	68,214
Accumulated deficit	(1,991,220)	(286,021)	(1,469,303)
Total Puxin Limited shareholders’ equity	261,180	37,516	547,893
Non-controlling interest	(1,122)	(161)	(21)
TOTAL SHAREHOLDERS’ EQUITY	260,058	37,355	547,872
TOTAL LIABILITIES AND TOTAL SHAREHOLDERS’ EQUITY	¥ 4,707,055	$ 676,126	¥ 2,737,019